INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	6 Months Ended	12 Months Ended		15 Months Ended
	Nov. 30, 2021	May 31, 2021	May 31, 2020	Nov. 30, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Aggregate revenue (2019-2021)		$ 39,668,764
Directly attributable costs		(27,810,215)
Deferred		$ 11,858,549
Tax rate	8.30%	21.00%	21.00%	2.50%
Tax expense	$ 469,057	$ 2,490,295	$ 0	$ 140,717